GENERAL INFORMATION	9 Months Ended
Jun. 30, 2026
GENERAL INFORMATION

1.	GENERAL INFORMATION

Bitzero Holdings Inc. (the “Company” or “Bitzero”), previously named WBM Capital Corp., was incorporated under the Canada Business Corporations Act on August 26, 2006 and continued into British Columbia under the Business Corporations Act (British Columbia) on June 4, 2024. The Company’s head and registered office is located at Suite 1100, One Bentall Centre, 505 Burrard Street, Vancouver, British Columbia V7X 1M5.

The Company’s voting common shares trade on the Canadian Securities Exchange under the symbol “AIBZ.U”, on the Nasdaq Capital Market under the symbol “AIBZ”, and on the Frankfurt Stock Exchange under the symbol “000”. The Company’s common shares commenced trading on Nasdaq and under the new CSE symbol on June 9, 2026.

Bitzero develops and operates data-centre infrastructure and conducts Bitcoin mining activities. Its current Bitcoin mining operations are conducted in Norway through Exanorth AS, a wholly owned subsidiary that owns and operates the Company’s Namsskogan data centre.

In connection with the reverse takeover completed on November 19, 2025, the Company completed a 10-for-1 consolidation of its common shares. All share and per-share information presented for periods preceding the consolidation is to be adjusted retrospectively to reflect the consolidation.